Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme - ₨ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Options
Options outstanding, beginning of period	92,156,300	128,654,300	109,033,000
Granted	16,882,050	0	44,836,200
Exercised	(32,544,550)	(34,359,200)	(21,691,200)
Forfeited	(986,800)	(1,992,500)	(3,466,800)
Lapsed	(63,200)	(146,300)	(56,900)
Options outstanding, end of period	75,443,800	92,156,300	128,654,300
Options exercisable, end of period	46,810,250	56,314,000	49,681,000
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 904.97	₨ 840.19	₨ 683.16
Granted	1,433.23	0.00	1,092.65
Exercised	837.59	658.20	563.78
Forfeited	1,055.59	981.44	900.81
Lapsed	963.45	857.61	546.78
Options outstanding, end of period	1,050.22	904.97	840.19
Options exercisable, end of period	901.44	835.06	661.84
Weighted average fair value of options granted during the year	₨ 464.17	₨ 0.00	₨ 377.69